UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to __________

March 21, 2025
Date of Report

Bryant Park Commercial Real Estate Partners I, LLC
(Exact name of securitizer as specified in its charter)

None	0001838460
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Rory Cohen, (212) 715-6839

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer was in February 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 21, 2025	Bryant Park Commercial Real Estate Partners I, LLC (Securitizer)
By:/s/ Vishesh Prabhakar ___________________ Name: Vishesh Prabhakar (senior officer in charge of securitization)